Selected Quarterly Data - Additional Information (Detail) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effect of Fourth Quarter Events [Line Items]
Other cost and expense operating		$ 52,700,000
Net sales	1,750,932,000	865,512,000	941,525,000	858,177,000	865,692,000	890,546,000	910,175,000	790,273,000	4,416,146,000	3,456,686,000	3,030,773,000
Income (loss) from continuing operations									(107,186,000)	(7,450,000)	185,539,000
Pension and post retirement benefit plan	146,300,000				66,200,000
Inventory step up related to merger	179,600,000
Loss on early extinguishment of debt	75,400,000								75,367,000
Restructuring cost	55,300,000
Non-cash impairment charge of related to trade name intangibles	60,700,000
Expense related to merger	12,000,000
Pre-Tax Impairment Charge	200,500,000
Flow Control
Effect of Fourth Quarter Events [Line Items]
Net sales	886,500,000								886,500,000
Income (loss) from continuing operations	$ (117,000,000)								$ (117,000,000)